COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

Purchase commitments

The Company has entered into three agreements for game software development and one agreement for community software development. As of December 31, 2024 and 2023, the Company’s commitment under these agreements amounted to $ Nil and $2,388,435. The Company has decided to change the business strategy to gold trading, thus it has suspended all the software business. The projects following did not make any progress since 2023, thus the contracts are terminated and recorded as expensed.

On Aug 26, 2021, the Company entered into a Sanguo game software development with Chengguo with total contract amount $1,263,642. $439,098 was paid to Chengguo when contract was first signed. $252,728 is expected to be paid to the developer when the project completed by 70%, until Dec 31, 2024, the program has completed 70%, but the contract is terminated.

On Sep 14, 2021, the Company entered into a Monopoly game software development with Xiamen Chengguo intelligence technology Co.,Ltd (“Chengguo”) with total contract amount $906,434. $332,394 was paid to Chengguo when contract was first signed. $272,495 is expected to be paid to the developer when the project completed by 80%, until Dec 31, 2024, the program has completed 75%, but the contract is terminated.

On Nov 3, 2021, the Company entered into a box game software development with Fuzhou Qirui software development Co.,Ltd (“Qirui”) with total contract amount $1,280,585. $612,721 was paid to the developer when the contract first signed. $635,351 is expected to be paid to the developer when the project completed by 50%, until Dec 31, 2024 the program has competed by 65%, but the contract is terminated .

On Oct 18, 2022, the Company entered into a platform development with Chengguo aiming to analyze the statistics of commodity and jewelry transactions with total contract amount $1,601,084. $1,004,222 was paid to Chengguo when contract was first signed. $399,565 is expected to be paid to the developer when the project completed by 70%, until Dec 31, 2024, the program has completed 20%, but the contract is terminated.